Schedule of group’s current credit risk grading framework (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Category I [Member]
IfrsStatementLineItems [Line Items]
Definition of category	Counterparty has a low risk of default and does not have any past-due amounts.	Counterparty has a low risk of default and does not have any past-due amounts.
Basis for recognizing ECL	12-month ECL	12-month ECL
Category II [Member]
IfrsStatementLineItems [Line Items]
Definition of category	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.
Basis for recognizing ECL	Lifetime ECL - not credit-impaired	Lifetime ECL - not credit-impaired
Category Three [Member]
IfrsStatementLineItems [Line Items]
Definition of category	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).
Basis for recognizing ECL	Lifetime ECL - credit impaired	Lifetime ECL - credit impaired
Category IV [Member]
IfrsStatementLineItems [Line Items]
Definition of category	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.
Basis for recognizing ECL	Amount is written off	Amount is written off